RELATED PARTY TRANSACTIONS - Professional fees (Details) - USD ($)	3 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Nov. 30, 2025	Nov. 30, 2024	Feb. 29, 2024	Feb. 02, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Professional fees	$ 458,920	$ 502,913	$ 3,075,312	$ 758,143
Due to related parties	65,794		$ 280,025	$ 518,468
Other Liability, Current, Related Party [Extensible Enumeration]			Related party	Related party	Related party		Related party
Chief Executive Officer
RELATED PARTY TRANSACTIONS
Professional fees	45,000	45,000	$ 180,000	$ 97,500
Other Liability, Current, Related Party [Extensible Enumeration]			Related party	Related party	Related party		Related party
Chief Executive Officer | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	15,000		$ 15,000	$ 15,000
Chief Executive Officer | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	0		0	3,267
Former Chief Financial Officer
RELATED PARTY TRANSACTIONS
Professional fees	0	45,000	157,500	75,000
Former Chief Financial Officer | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	0		15,000	75,000
Former Chief Financial Officer | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	0		0	2,641
Chief Financial Officer
RELATED PARTY TRANSACTIONS
Professional fees	32,250	0	16,645	0
Due to related parties			$ 10,750	$ 0
Other Liability, Current, Related Party [Extensible Enumeration]			Related party	Related party	Related party		Related party
Chief Financial Officer | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	10,750		$ 10,750
Company controlled by a director
RELATED PARTY TRANSACTIONS
Professional fees	45,000	45,000	$ 180,000	$ 75,000
Other Liability, Current, Related Party [Extensible Enumeration]			Related party	Related party	Related party	Related party	Related party
Company controlled by a director | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	0		$ 22,500	$ 59,819
Company controlled by a director | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	0		7,971	18,863
Stockholder One
RELATED PARTY TRANSACTIONS
Professional fees	0	45,000	$ 381,250	$ 343,750
Other Liability, Current, Related Party [Extensible Enumeration]			Related party	Related party	Related party		Related party
Stockholder One | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	0		$ 44,819	$ 176,000
Stockholder Two
RELATED PARTY TRANSACTIONS
Professional fees	0	$ 45,250	$ 180,250	$ 60,750
Other Liability, Current, Related Party [Extensible Enumeration]			Related party	Related party	Related party	Related party	Related party
Stockholder Two | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	0		$ 46,250
Stockholder Two | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties			19,875	$ 60,750
Corporations over which stockholders exercise significant influence
RELATED PARTY TRANSACTIONS
Due to related parties	0		$ 128,064	$ 107,128
Other Liability, Current, Related Party [Extensible Enumeration]			Related party	Related party	Related party		Related party
Stockholder
RELATED PARTY TRANSACTIONS
Due to related parties	$ 0		$ 12,865	$ 0
Other Liability, Current, Related Party [Extensible Enumeration]			Related party	Related party	Related party		Related party